Presentation of Financial Statements and Summary of Significant Accounting Policies - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 BRL (R$)
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	34.00%	34.00%	34.00%
Cumulative translation adjustments	R$ 304,645	R$ 231,596	R$ 102,427			R$ 65,857
Gains and losses from changes in foreign investments	2,309	R$ 15,126	R$ 2,017
Notional amount | $				$ 90,000	$ 90,000
Extrafarma [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Impairment loss of assets before tax effect	427,529
Deferred income and social contribution tax expense (benefit) on impairment loss of assets	(145,360)
Net impairment loss of assets	R$ 282,169
IRPJ [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	25.00%
CSLL [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Statutory tax rates in Brazil	9.00%
Foreign loans [member] | IPP [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Borrowings, interest rate basis	104.9% of DI
Foreign loans [member] | LIBOR [member] | IPP [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Borrowings, maturity date	June 2022
Notional amount	R$ 279			$ 50,000
Borrowings, interest rate basis	LIBOR
Bottom of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	12 months
Reseller financing rate per month	0.00%
Top of range [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	60 months
Reseller financing rate per month	1.00%
Weighted average [member]
Basis Of Presentation And Summary Of Significant Accounting Policies [line items]
Terms of reseller financing	40 months